Debt - Components of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Original issue discount	$ (310)	$ (381)
Total debt	209,690	209,619
Total debt	209,690	209,619
Current maturities	0	0
Total long-term debt	209,690	209,619
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt amount	210,000	210,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt amount	$ 0	$ 0